Consolidated Statement of Changes in Equity (USD $) In Millions	Total	Common Stock	Capital in Excess of Par Value	Retained Earnings (Deficit)	Accumulated Other Comprehensive Loss	Treasury Stock	Total Stockholders' Equity	Noncontrolling Interests
Beginning balance at Dec. 31, 2007	$ 7,805	$ 608	$ 6,748	$ (293)	$ (121)	$ (567)	$ 6,375	$ 1,430
Comprehensive income/loss:
Net income (loss)	1,592			1,418			1,418	174
Other comprehensive income/loss:
Cash Flow Hedges, Other Comprehensive Income, Net of Tax	455				453		453	2
Foreign Currency Translation, Other Comprehensive Income, Net of Tax	(76)				(76)		(76)
Pension benefits:
Prior service cost	1				1		1
Net actuarial loss/gain	(344)				(337)		(337)	(7)
Other postretirement benefits:
Prior service cost	9				9		9
Net actuarial loss/gain	(9)				(9)		(9)
Total other comprehensive income/loss	36						41	(5)
Total comprehensive income (loss)	1,628						1,459	169
Purchase of treasury stock (Note12)	(474)					(474)	(474)
Cash dividends - common stock (Note 12)	(250)			(250)			(250)
Dividends and distributions to noncontrolling interests	(122)							(122)
Issuance of common stock from 5.5% debentures conversion (Note 12)	27	2	25				27
Sale of limited parnter units of consolidated partnership	362							362
Stock-based compensation, net of tax benefit	70	3	67				70
Conversion of Williams Partners L.P.subordinated units to common units (Note 12)			1,225				1,225	(1,225)
Other	8		9	(1)			8
Ending balance at Dec. 31, 2008	9,054	613	8,074	874	(80)	(1,041)	8,440	614
Comprehensive income/loss:
Net income (loss)	361			285			285	76
Other comprehensive income/loss:
Cash Flow Hedges, Other Comprehensive Income, Net of Tax	(221)				(221)		(221)
Foreign Currency Translation, Other Comprehensive Income, Net of Tax	83				83		83
Pension benefits:
Net actuarial loss/gain	53				46		46	7
Other postretirement benefits:
Prior service cost	4				4		4
Total other comprehensive income/loss	(81)						(88)	7
Total comprehensive income (loss)	280						197	83
Cash dividends - common stock (Note 12)	(256)			(256)			(256)
Dividends and distributions to noncontrolling interests	(129)							(129)
Issuance of common stock from 5.5% debentures conversion (Note 12)	28	3	25				28
Stock-based compensation, net of tax benefit	38	2	36				38
Other	4							4
Ending balance at Dec. 31, 2009	9,019	618	8,135	903	(168)	(1,041)	8,447	572
Comprehensive income/loss:
Net income (loss)	(922)			(1,097)			(1,097)	175
Other comprehensive income/loss:
Cash Flow Hedges, Other Comprehensive Income, Net of Tax	92				92		92
Foreign Currency Translation, Other Comprehensive Income, Net of Tax	29				29		29
Pension benefits:
Prior service cost	1				1		1
Net actuarial loss/gain	(25)				(25)		(25)
Other postretirement benefits:
Prior service cost	(3)				(3)		(3)
Net actuarial loss/gain	(8)				(8)		(8)
Total other comprehensive income/loss	86						86
Total comprehensive income (loss)	(836)						(1,011)	175
Cash dividends - common stock (Note 12)	(284)			(284)			(284)
Dividends and distributions to noncontrolling interests	(145)							(145)
Issuance of common stock from 5.5% debentures conversion (Note 12)	2		2				2
Sale of limited parnter units of consolidated partnership	806							806
Stock-based compensation, net of tax benefit	57	2	55				57
Changes in William Partners L.P. ownership interest, net			77				77	(77)
Ending balance at Dec. 31, 2010	$ 8,619	$ 620	$ 8,269	$ (478)	$ (82)	$ (1,041)	$ 7,288	$ 1,331